Basis of preparation and significant accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	3-10 years
Hydrogen Production Plant Internal [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	8-20 years
Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	3-10 years
Leases [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	Lease term